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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-01494
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                     GENERAL ELECTRIC S&S PROGRAM MUTUAL FUND
-----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
-----------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                        ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


S&S PROGRAM MUTUAL


SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2006 (UNAUDITED)


                                                                  NUMBER OF
                                                                     SHARES                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.0%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 10.9%
Autozone, Inc.                                                       77,935                                   $   8,051 (a)
Bed Bath & Beyond, Inc.                                             814,926                                      31,179 (a)
Cablevision Systems Corp.                                           416,779                                       9,465
Carnival Corp.                                                      625,207                                      29,404
CBS Corp.                                                           576,511                                      16,240
Comcast Corp. (Class A)                                           2,173,615                                      80,011 (a,e)
Federated Department Stores Inc.                                    229,243                                       9,906
Home Depot, Inc.                                                    966,078                                      35,040
Koninklijke Philips Electronics N.V. ADR                            468,897                                      16,416
Liberty Global, Inc. (Series A)                                      22,738                                         585 (a,e)
Liberty Global, Inc. (Series C)                                     629,895                                      15,785 (a)
Liberty Media Holding Corp - Capital                                233,143                                      19,484 (a)
(Series A)
Liberty Media Holding Corp - Interactive                          1,165,717                                      23,757 (a)
(Series A)
News Corp. (Class A)                                                642,651                                      12,628
Omnicom Group, Inc.                                                 584,198                                      54,681
Ross Stores, Inc.                                                   156,649                                       3,981 (e)
Staples, Inc.                                                       298,669                                       7,267
Starwood Hotels & Resorts Worldwide, Inc.                           157,671                                       9,017
Target Corp.                                                        707,943                                      39,114
Time Warner, Inc.                                                 1,354,667                                      24,696
Viacom Inc. (Class B)                                               586,307                                      21,799 (a)
                                                                                                                468,506

CONSUMER STAPLES - 9.8%
Alberto-Culver Co.                                                  357,701                                      18,096
Altria Group, Inc.                                                   17,393                                       1,331
Clorox Co.                                                          684,474                                      43,122
Colgate-Palmolive Co.                                               873,558                                      54,248
Diageo PLC ADR                                                       77,144                                       5,480
General Mills, Inc.                                                 295,267                                      16,712
Kellogg Co.                                                         662,285                                      32,796
Kimberly-Clark Corp.                                                516,628                                      33,767
PepsiCo, Inc.                                                     1,630,686                                     106,418
Procter & Gamble Co.                                                243,238                                      15,076
The Coca-Cola Co.                                                 2,092,686                                      93,501
                                                                                                                420,547

ENERGY - 8.0%
EOG Resources, Inc.                                                 317,360                                      20,644
Exxon Mobil Corp.                                                 2,865,483                                     192,274
Halliburton Co.                                                     501,284                                      14,261
Hess Corp.                                                          515,878                                      21,368
Occidental Petroleum Corp.                                          519,641                                      25,000
Schlumberger Ltd.                                                   847,449                                      52,567
Transocean Inc.                                                     251,261                                      18,400 (a)
                                                                                                                344,514

FINANCIALS - 18.8%
ACE Ltd.                                                            242,777                                      13,287
AFLAC Incorporated                                                  406,385                                      18,596
Allstate Corp.                                                      625,213                                      39,220
American International Group, Inc.                                1,608,050                                     106,549
Bank of America Corp.                                             2,503,354                                     134,105
Berkshire Hathaway, Inc. (Class B)                                    3,714                                      11,788 (a)
BlackRock Inc. (Class A)                                             55,574                                       8,280 (e)
Chubb Corp.                                                         368,198                                      19,132
Citigroup, Inc.                                                   1,137,851                                      56,517
Everest Re Group, Ltd.                                              146,161                                      14,255
Federal Home Loan Mortgage Corp.                                    562,687                                      37,323
Federal National Mortgage Assoc.                                    718,989                                      40,199
HCC Insurance Holdings, Inc.                                        270,923                                       8,908
Mellon Financial Corp.                                            1,099,013                                      42,971
Merrill Lynch & Company, Inc.                                       494,804                                      38,704
Metlife, Inc.                                                       993,125                                      56,290
Morgan Stanley                                                      236,332                                      17,231
Prudential Financial, Inc.                                          151,775                                      11,573
State Street Corp.                                                  850,064                                      53,044 (c)
SunTrust Banks, Inc.                                                663,741                                      51,294
The Bank of New York Company, Inc.                                  166,722                                       5,879
US Bancorp                                                          508,294                                      16,885
Western Union Company                                               271,911                                       5,202 (a)
                                                                                                                807,232

HEALTHCARE - 15.2%
Abbott Laboratories                                                 936,627                                      45,483 (d)
Advanced Medical Optics, Inc.                                       159,699                                       6,316 (a,e)
Aetna, Inc.                                                       1,106,432                                      43,759
Amgen, Inc.                                                       1,137,241                                      81,347 (a)
Baxter International, Inc.                                          812,534                                      36,938
DaVita, Inc.                                                         34,682                                       2,007 (a)
Eli Lilly & Co.                                                     215,370                                      12,276
Gilead Sciences, Inc.                                               145,794                                      10,016 (a)
GlaxoSmithKline PLC ADR                                             305,689                                      16,272
Johnson & Johnson                                                 1,042,694                                      67,712
Lincare Holdings Inc.                                               566,104                                      19,610 (a)
Medco Health Solutions, Inc.                                        267,551                                      16,083 (a)
Medtronic Inc.                                                      512,897                                      23,819
Novartis AG ADR                                                     253,536                                      14,817
Pfizer Inc.                                                       4,598,254                                     130,407
Quest Diagnostics Inc.                                               90,373                                       5,527
Thermo Electron Corp.                                               187,389                                       7,370 (a)
UnitedHealth Group, Inc.                                            330,958                                      16,283
Wyeth                                                             1,893,189                                      96,250
                                                                                                                652,292

INDUSTRIALS - 9.3%
ABB Ltd. ADR                                                        937,811                                      12,360
Burlington Northern Santa Fe Corp.                                   97,315                                       7,147
Cooper Industries Ltd.                                              276,474                                      23,561
Corinthian Colleges, Inc.                                           320,545                                       3,465 (a,e)
CSX Corp.                                                           263,976                                       8,666
Deere & Co.                                                         260,518                                      21,860
Dover Corp.                                                       1,478,477                                      70,139
Eaton Corp.                                                         739,505                                      50,915
Emerson Electric Co.                                                191,213                                      16,035
General Dynamics Corp.                                              204,929                                      14,687
ITT Corp.                                                           111,148                                       5,698
Northrop Grumman Corp.                                              347,277                                      23,639
Rockwell Collins, Inc.                                               86,834                                       4,762 (e)
Southwest Airlines Co.                                            1,111,480                                      18,517
Textron Inc.                                                        364,807                                      31,921
3M Co.                                                               83,340                                       6,202
Tyco International Ltd.                                           1,110,248                                      31,076
United Technologies Corp.                                           771,119                                      48,850
Waste Management, Inc.                                               87,078                                       3,194
                                                                                                                402,694

INFORMATION TECHNOLOGY -17.9%
Activision, Inc.                                                    416,804                                       6,294 (a)
Analog Devices, Inc.                                                903,558                                      26,556
Applied Materials, Inc.                                              69,724                                       1,236 (e)
Automatic Data Processing, Inc.                                     477,797                                      22,619
Checkfree Corp.                                                     216,537                                       8,947 (a)
Cisco Systems, Inc.                                               3,199,375                                      73,586 (a)
Dell, Inc.                                                          278,227                                       6,355 (a)
eBay, Inc.                                                          694,302                                      19,690 (a)
EMC Corp.                                                         1,059,857                                      12,697 (a)
Fidelity National Information Services,                             194,509                                       7,197
Inc.
First Data Corp.                                                  2,267,569                                      95,238
Hewlett-Packard Co.                                                 312,546                                      11,467
Intel Corp.                                                       1,389,223                                      28,576
International Business Machines Corp.                               430,729                                      35,294
Intuit Inc.                                                         577,080                                      18,518 (a)
Linear Technology Corp.                                             298,016                                       9,274
Marvell Technology Group, Ltd.                                      216,808                                       4,200 (a)
Maxim Integrated Products, Inc.                                     569,392                                      15,983
Microchip Technology Inc.                                           472,092                                      15,305
Microsoft Corp.                                                   5,324,970                                     145,531
Molex, Inc. (Class A)                                             1,007,410                                      33,154
National Semiconductor Corp.                                        468,216                                      11,017
Oracle Corp.                                                      4,655,215                                      82,583 (a)
Paychex, Inc.                                                       277,460                                      10,224
Sun Microsystems, Inc.                                            1,297,444                                       6,448 (a)
Texas Instruments Incorporated                                      878,044                                      29,195
Xerox Corp.                                                         250,429                                       3,897 (a)
Yahoo! Inc.                                                       1,129,684                                      28,558 (a)
                                                                                                                769,639

MATERIALS - 3.2%
Air Products & Chemicals, Inc.                                      270,923                                      17,981
Barrick Gold Corp.                                                  994,680                                      30,557
Dow Chemical Co.                                                    156,369                                       6,095
Freeport-McMoRan Copper & Gold Inc.                                 436,201                                      23,232 (e)
(Class B)
Monsanto Co.                                                        914,790                                      43,004
PAN American Silver Corp.                                            34,683                                         678 (a)
Praxair, Inc.                                                       210,095                                      12,429
Vulcan Materials Co.                                                 13,873                                       1,085
Weyerhaeuser Co.                                                     65,994                                       4,061
                                                                                                                139,122

TELECOMMUNICATION SERVICES - 2.1%
Alltel Corp.                                                        475,436                                      26,387
AT&T, Inc.                                                           86,706                                       2,823
Sprint Nextel Corp. (Series 1)                                    1,120,111                                      19,210
Verizon Communications Inc.                                         746,776                                      27,728
Vodafone Group, PLC ADR                                             667,271                                      15,254
                                                                                                                 91,402

UTILITIES - 2.8%
American Electric Power Company, Inc.                               180,656                                       6,571
Constellation Energy Group, Inc.                                    364,627                                      21,586
Dominion Resources, Inc.                                            309,135                                      23,646 (e)
Duke Energy Corp.                                                   475,612                                      14,364
Edison International                                                 97,112                                       4,044
Entergy Corp.                                                       201,364                                      15,753
FirstEnergy Corp.                                                   132,641                                       7,409
PG&E Corp.                                                          240,642                                      10,023
PPL Corp.                                                           253,626                                       8,344
The Southern Co.                                                    272,243                                       9,382 (e)
                                                                                                                121,122

TOTAL INVESTMENTS IN SECURITIES                                                                               4,217,070
(COST $3,742,366)

                                                                  PRINCIPAL
                                                                     AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.0%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.6%

REPURCHASE AGREEMENTS
State Street Corp.
4.75%                                     10/02/06                  $67,109                                      67,109 (c)


                                                           NUMBER OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 1.4%

State Street Navigator Securities
Lending Prime Portfolio
5.33%                                                            61,127,762                                      61,128 (b,c)

TOTAL SHORT-TERM INVESTMENTS                                                                                    128,237
(COST $128,237)

TOTAL INVESTMENTS                                                                                             4,345,307
(COST $3,870,603)

LIABILITIES IN EXCESS OF OTHER ASSETS,                                                                          (43,741)
NET - (1.0)%

                                                                                                             ----------
NET ASSETS  - 100.0%                                                                                         $4,301,566
                                                                                                             ==========




--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2006(unaudited)


(a)  Non-income producing security.

(b)  Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At September 30, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e)  All or a portion of the security is out on loan.

+    Percentages are based on net assets as of September 30,2006.



Abbreviations:

ADR   American Depository Receipt


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:   /s/RONALD R. PRESSMAN
	Ronald R. Pressman
	Trustee, President and Chief Executive Officer
	GE Asset Management Incorporated

Date:  November 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/RONALD R. PRESSMAN
	Ronald R. Pressman
	Trustee, President and Chief Executive Officer
	GE Asset Management Incorporated

Date:  November 29, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  November 29, 2006